GOODWILL AND INTANGIBLE ASSETS (Details - Intangibles) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Finite intangible assets, gross	$ 1,526,282	$ 3,863,859
Accumulated amortization	(877,612)	(3,140,030)
Accumulated impairment	0	37,002
Indefinite lived intangible asset	648,670	686,827
Accumulated impairment	0	(37,002)
Total intangible assets	5,034,917	5,073,074
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated impairment		69,348
Indefinite lived intangible asset	4,386,247	4,386,247
Accumulated impairment		(69,348)
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 4,386,247	4,455,595
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years
Finite intangible assets, gross	$ 1,526,282	1,600,286
Accumulated amortization	(877,612)	(876,457)
Accumulated impairment	0	37,002
Indefinite lived intangible asset	648,670	686,827
Accumulated impairment	$ 0	(37,002)
Mobile Software App [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years
Finite intangible assets, gross	$ 0	282,500
Accumulated amortization	0	(282,500)
Accumulated impairment	0	0
Indefinite lived intangible asset	0	0
Accumulated impairment	$ 0	0
Net Spective Webfiltering Software [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years
Finite intangible assets, gross	$ 0	1,134,435
Accumulated amortization	0	(1,134,435)
Accumulated impairment	0	0
Indefinite lived intangible asset	0	0
Accumulated impairment	$ 0	0
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	1 year 6 months
Finite intangible assets, gross	$ 0	846,638
Accumulated amortization	0	(846,638)
Accumulated impairment	0	0
Indefinite lived intangible asset	0	0
Accumulated impairment	$ 0	$ 0